Defined Benefit Plans - Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	0.00%	0.00%
Debt instruments	16.00%	21.00%
Other	11.00%	11.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	2.00%
Debt instruments	80.00%
Other	8.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%
Debt instruments	90.00%
Other	16.00%